abrdn Funds

(the “Trust”)

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 23, 2022 to each Fund’s Statutory Prospectus,

dated February 28, 2022, as supplemented to date (the “Prospectus”)

Fiona Manning, Senior Investment Director, and William Scholes, Investment Director, will be leaving abrdn on August 3, 2022 (the “Effective Date”). All references to Fiona Manning and William Scholes in the Prospectus will be deleted on the Effective Date.

On the Effective Date, the following will replace the Portfolio Managers table for the abrdn Emerging Markets Sustainable Leaders Fund in the section entitled, “Summary — abrdn Emerging Markets Sustainable Leaders Fund — Portfolio Managers” on page 25 of the Prospectus:

Name	Title	Served on the Fund Since
Nick Robinson, CFA®	Senior Investment Director	2022
Adam Montanaro, CFA®	Investment Director	2022
Kristy Fong, CFA®	Senior Investment Director	2022

On the Effective Date, the following will replace the Portfolio Managers table for the abrdn Emerging Markets ex-China Fund in the section entitled, “Summary — abrdn Emerging Markets ex-China Fund — Portfolio Managers” on page 30 of the Prospectus:

Name	Title	Served on the Fund Since
Nick Robinson, CFA®	Senior Investment Director	2022
Adam Montanaro, CFA®	Investment Director	2022
Kristy Fong, CFA®	Senior Investment Director	2022

On the Effective Date, the following will be added to the information for the Funds in the section entitled, “Fund Management — Portfolio Management” starting on page 158 of the Prospectus:

Portfolio Managers	Funds

Adam Montanaro, CFA®, Investment Director
Adam Montanaro is an Investment Director at abrdn. He is responsible for company analysis, investment research and portfolio construction. Adam joined the firm in 2013 from PwC where he was a Senior Associate in their Investment Management tax team specialising in hedge fund structuring. Adam graduated with a First-Class Honours degree from the University of Durham and is a Chartered Financial Analyst (CFA), Chartered Accountant (ACA) and member of the Institute of Chartered Accountants of England and Wales (ICAEW).

abrdn Emerging Markets Sustainable Leaders Fund, abrdn Emerging Markets ex-China Fund

Please retain this Supplement for future reference

abrdn Funds

(the “Trust”)

abrdn Emerging Markets Sustainable Leaders Fund

abrdn Emerging Markets ex-China Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 23, 2022 to each Fund’s Statement of Additional Information,

dated February 28, 2022, as supplemented to date (the “SAI”)

Fiona Manning, Senior Investment Director, and William Scholes, Investment Director, will be leaving abrdn on August 3, 2022 (the “Effective Date”). All references to Fiona Manning and William Scholes in the SAI will be deleted on the Effective Date.

On the Effective Date, the following will be added to the table in the section entitled “Investment Advisory and Other Services — Portfolio Managers” beginning on page 107 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Adam Montanaro*	Emerging Markets Sustainable Leaders Fund Emerging Markets ex-China Fund	None None

* The information for Adam Montanaro is as of March 31, 2022.

On the Effective Date, the following will be added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-2:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2021)
Adam Montanaro* Emerging Markets Sustainable Leaders Fund Emerging Markets ex-China Fund

Registered Investment Companies: 7 accounts, $6,474.00 total assets
Other Pooled Investment Vehicles: 17 accounts, $7,519.58 total assets
Other Accounts: 16 accounts, $5,224.51 total assets (4 accounts, $1,676.99 total assets of which the advisory fee is based on performance)

* The information for Adam Montanaro is as of March 31, 2022.

Please retain this Supplement for future reference.